Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Write-down of inventories	$ 133	$ 286	$ 866